Investment Securities (Schedule of Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securities Available for Sale [Member]
Amortized cost	¥ 53,362,423	¥ 48,843,864
Gross unrealized gains	1,268,565	1,664,058
Gross unrealized losses	195,354	96,046
Estimated fair value	54,435,634	50,411,876
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Amortized cost	44,756,826	39,431,089
Gross unrealized gains	75,017	63,871
Gross unrealized losses	112,221	62,099
Estimated fair value	44,719,622	39,432,861
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Amortized cost	193,712	272,829
Gross unrealized gains	6,578	8,148
Gross unrealized losses	9	77
Estimated fair value	200,281	280,900
Securities Available for Sale [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Amortized cost	973,175	1,340,750
Gross unrealized gains	16,472	8,882
Gross unrealized losses	856	4,406
Estimated fair value	988,791	1,345,226
Securities Available for Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Amortized cost	3,058,698	3,394,320
Gross unrealized gains	84,262	88,762
Gross unrealized losses	3,418	8,434
Estimated fair value	3,139,542	3,474,648
Securities Available for Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Amortized cost	1,140,271	934,203
Gross unrealized gains	11,593	16,004
Gross unrealized losses	13,293	8,796
Estimated fair value	1,138,571	941,411
Securities Available for Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Amortized cost	31,485	57,098
Gross unrealized gains	181	2
Gross unrealized losses	1,276	3,805
Estimated fair value	30,390	53,295
Securities Available for Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Amortized cost	452,280	329,590
Gross unrealized gains	665	773
Gross unrealized losses	555	2,545
Estimated fair value	452,390	327,818
Securities Available for Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Amortized cost	960	1,037
Gross unrealized gains
Gross unrealized losses
Estimated fair value	960	1,037
Securities Available for Sale [Member] | Marketable Equity Securities [Member]
Amortized cost	2,755,016	3,082,948
Gross unrealized gains	1,073,797	1,477,616
Gross unrealized losses	63,726	5,884
Estimated fair value	3,765,087	4,554,680
Securities Being Held to Maturity [Member] | Debt Securities [Member]
Amortized cost	3,017,189	2,943,801
Gross unrealized gains	48,236	84,673
Gross unrealized losses	6,427	553
Estimated fair value	3,058,998	3,027,921
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Amortized cost	1,026,443	1,076,900
Gross unrealized gains	7,987	17,250
Gross unrealized losses
Estimated fair value	1,034,430	1,094,150
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Amortized cost	22,667	42,348
Gross unrealized gains	178	585
Gross unrealized losses
Estimated fair value	22,845	42,933
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Amortized cost	893,316	607,558
Gross unrealized gains	6,758	8,309
Gross unrealized losses	2,451	300
Estimated fair value	897,623	615,567
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Amortized cost	138,810	127,369
Gross unrealized gains	1,165	2,280
Gross unrealized losses	46
Estimated fair value	139,929	129,649
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Amortized cost	935,876	1,086,788
Gross unrealized gains	32,144	56,245
Gross unrealized losses	3,930	253	[1]
Estimated fair value	964,090	1,142,780
UNBC reclassification of CLOs securities available for sale to securities being held to maturity		111,895
Unrealized losses of UNBC collateralized loan obligation in accumulated other changes in equity from nonowner sources		48,914
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Amortized cost	77	2,838
Gross unrealized gains	4	4
Gross unrealized losses
Estimated fair value	¥ 81	¥ 2,842

[1]	UNBC reclassified CLOs, which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.